G. Stock-Based Compensation - Stock Option Activity (Details) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Number of Shares
Outstanding beginning balance	9,473,661	11,214,898	11,214,898
Granted	2,745,000		3,070,000	691,250
Exercised
Cancelled	(72,744)	(62,890)
Forfeited
Vested (RSAs)
Outstanding ending balance	12,145,917	11,152,008	9,473,661	11,214,898
Exercise Price
Outstanding beginning balance	$ 0.7	$ 0.52	$ 0.52
Granted	$ 0.39
Exercised
Cancelled	$ 0.85	$ 2.93
Forfeited
Vested (RSAs)
Outstanding ending balance	$ 0.63	$ 0.51	$ 0.7	$ 0.52
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 9 months 22 days	6 years 8 months 1 day
Granted	9 years 11 months 1 day
Outstanding ending balance	6 years 4 months 19 days	6 years 2 months 16 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 153,850	$ 3,825	$ 3,825
Granted	901
Outstanding ending balance	45,084	1,463	153,850	3,825
Employee Stock Option [Member]
Number of Shares
Outstanding beginning balance		9,473,661	9,473,661	8,942,628
Granted			3,070,000	691,250
Exercised			0	0
Cancelled			(1,328,763)	(85,217)
Forfeited			0	(75,000)
Outstanding ending balance			11,214,898	9,473,661
Exercisable			11,214,898
Exercise Price
Outstanding beginning balance		$ 0.7	$ 0.7	$ 0.82
Granted			$ 0.4	$ 0.3
Exercised			$ 0	$ 0
Cancelled			$ 1.46	$ 10.77
Forfeited			$ 0	$ 0.41
Outstanding ending balance			$ 0.52	$ 0.7
Exercisable			$ 0.54
Remaining Contractual Term (in years)
Outstanding beginning balance			5 years 9 months 18 days	6 years 6 months
Granted			9 years 4 months 24 days	9 years 7 months 6 days
Outstanding ending balance			6 years 8 months 12 days	5 years 9 months 18 days
Exercisable			6 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding beginning balance		154	154	259
Granted				49
Forfeited				3
Outstanding ending balance			4	154
Exercisable			$ 4